PURCHASE ADVANCES, NET (Details) - Third Party [Member]	Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 CNY (¥)
Purchase Advances [Line Items]
Prepayment for inventory purchase	¥ 11,877,790	$ 1,752,553	¥ 17,914,552
Allowance for doubtful accounts	(4,265,505)	(629,370)	(4,814,577)	$ (710,385)	¥ (6,356,472)
Total	¥ 11,476,000	$ 1,693,270	¥ 1,323,305